Deferred Tax Balances - Movements in Deferred Tax Balances (Detail)	12 Months Ended
Jun. 30, 2018 AUD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	$ 0
(Charged)/credited	0
Deferred tax movement ending balance	0
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	2,836,526
(Charged)/credited	0
- to profit or loss	(103,660)
Deferred tax movement ending balance	2,732,866
Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	(2,836,526)
(Charged)/credited	0
- to profit or loss	103,660
Deferred tax movement ending balance	$ (2,732,866)